Members Equity - Summary of Outstanding Award activity Excluding Option (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	11,954,575,000
Granted	3,049,909,000
Vested	(2,138,122,000)
Forfeited	(1,035,494,000)
Ending Balance	11,830,868,000	11,954,575,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance	$ 2.2
Granted	15.45	$ 2.09	$ 2.4
Vested	4.23
Forfeited	2.84
Ending Balance	$ 5.19	$ 2.2
Growth Participation Units
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	36,411,500,000
Granted	22,496,050,000
Vested	0	0	0
Forfeited	(4,223,000,000)
Ending Balance	54,684,550,000	36,411,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance	$ 0.29
Granted	2.16	$ 0.42	$ 0.8
Vested	0
Forfeited	0.31
Ending Balance	$ 1.05	$ 0.29
Value Creation Bonus Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	274,473,000
Granted	129,832,000
Vested	0	0	0
Forfeited	(52,086,000)
Ending Balance	352,219,000	274,473,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance	$ 2.1
Granted	18.38	$ 2.1
Vested	0
Forfeited	2.1
Ending Balance	$ 8.1	$ 2.1